Other income	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Other income	Note 8. Other income

	2024 A$’000	2023 A$’000	2022 A$’000

Research and development rebate	173	—	—
Subsidies and grants	—	—	10
Bad debt recovery	—	—	15
Other sundry income	—	1	—

	173	1	25